UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: July 31

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TOWPATH FOCUS FUND

Ticker: TOWFX

Institutional Share Class

TOWPATH TECHNOLOGY FUND

Ticker: TOWTX

Institutional Share Class

www.oelschlagerinvestments.com

MAY 31, 2023 (Unaudited)

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2023, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Technology
4.86%
Basic Materials
2.91%
Communication Services
8.31%
Money Market Fund
10.96%
Industrials
1.38%
Consumer Cyclical
16.44%
Consumer Defensive
3.78%
Healthcare
30.17%
Energy
7.86%
Financial Services
13.33%

Portfolio composition is subject to change.

Semi-Annual Report |  1

TOWPATH TECHNOLOGY FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of May 31, 2023, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Aerospace & Defense 2.18%
Telecom Services 0.90%
Communication Equipment 6.49%
Software - Infrastructure 16.62%
Computer Hardware 4.40%
Consulting Services 2.23%
Consumer Electronics 5.13%
Software - Application 3.58%
Drug Manufacturers - General 3.29%
Semiconductors 1.49%
Electronic Components 2.36%
Semiconductor Equipment & Materials 5.90%
Electronics & Computer Distribution 2.26%
Money Market Fund 11.86%
Information Technology Services 15.44%
Internet Retail 2.31%
Internet Content & Information 13.56%

Portfolio composition is subject to change.

Semi-Annual Report |  2

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 89.16%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.39%
5,900	Carter's, Inc.	$ 366,803

Biological Products (No Diagnostic Substances) - 4.59%
2,920	Amgen, Inc.	644,298
7,300	Gilead Sciences, Inc.	561,662
		1,205,960
Computer & Office Equipment - 2.09%
18,920	HP, Inc.	549,815

Crude Petroleum & Natural Gas - 4.73%
22,200	Shell PLC ADR	1,243,200

Fire, Marine & Casualty Insurance - 1.82%
4,405	Allstate Corp.	477,722

Footwear (No Rubber) - 1.57%
13,200	Steven Madden Ltd.	411,972

Leather & Leather Products - 2.30%
15,100	Tapestry, Inc.	604,302

Metal Mining - 2.91%
7,400	BHP Group Ltd. ADR	406,260
6,100	Rio Tinto Group PLC ADR	360,205
		766,465
Miscellaneous Electrical Machinery, Equipment & Supplies - 1.66%
13,410	Energizer Holdings, Inc.	437,166

Motor Vehicle Parts & Accessories - 3.79%
23,820	Gentex Corp.	625,513
7,670	Magna International, Inc. Class A	370,921
		996,434
National Commercial Banks - 4.46%
24,770	Bank of America Corp.	688,358
2,660	Capital One Financial Corp.	277,199
11,950	Regions Financial Corp.	206,377
		1,171,934
Petroleum Refining - 3.15%
7,730	Valero Energy Corp.	827,419

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  3

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

Shares		Fair Value

Pharmaceutical Preparations - 14.64%
13,040	Bristol Myers Squibb Co.	$ 840,298
23,464	GlaxoSmithKline PLC ADR	788,390
22,580	Haleon PLC ADR	181,543
9,900	Novartis AG ADR	952,875
17,366	Prestige Consumer Healthcare, Inc. *	993,856
1,800	Sanofi SA ADR	91,836
		3,848,798
Retail-Catalog & Mail-Order Houses - 0.57%
1,240	Amazon.com, Inc. *	149,519

Retail-Family Clothing Stores - 1.97%
5,000	Ross Stores, Inc.	518,100

Retail-Furniture Stores - 0.37%
3,700	Haverty Furniture Companies, Inc.	97,643

Retail-Grocery Stores - 2.12%
12,300	The Kroger Co.	557,559

Security Brokers, Dealers & Flotation Companies - 2.99%
14,940	The Charles Schwab Corp.	787,189

Services-Business Services - 2.17%
13,440	Ebay, Inc.	571,738

Services-Computer Programming, Data Processing, Etc. - 8.32%
17,800	Alphabet, Inc. Class A *	2,187,086

Services-Medical Laboratories - 2.07%
4,100	Quest Diagnostics, Inc.	543,865

Services-Prepackaged Software - 2.77%
400	Adobe, Inc. *	167,116
4,500	Check Point Software Technologies Ltd. (Israel) *	561,645
		728,761
Ship & Boat Building & Repairing - 1.38%
1,800	Huntington Ingalls Industries, Inc.	362,484

State Commercial Banks - 4.08%
26,730	Bank of New York Mellon Corp.	1,074,546

Transportation Services - 2.33%
244	Booking Holdings, Inc. *	612,140

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

Shares		Fair Value

Wholesale-Drugs Proprietaries & Druggists' Sundries - 8.92%
6,090	AmerisourceBergen Corp.	$ 1,036,214
3,350	McKesson Corp.	1,309,314
		2,345,528

TOTAL COMMON STOCKS (Cost - $20,615,917) - 89.16%		23,444,148

MONEY MARKET FUND - 10.97%
2,886,805	First American Government Obligations Fund Class X, 4.97% **	2,886,805
TOTAL MONEY MARKET FUND (Cost - $2,886,805) - 10.97%		2,886,805

	Total Investments (Cost - $23,502,722) - 100.13%	26,330,953

	Liabilities Less Other Assets - (0.13)%	(35,342)

	Net Assets - 100.00%	$26,295,611

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2023.

ADR - American Depositary Receipt

PLC- Public Limited Company

AG  - Aktiengesellschaft, a German term for a public limited company.

SA - Société Anonyme, a French term for a public limited company.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 88.19%

Biological Products (No Diagnostic Substances) - 3.29%
440	Biogen, Inc. *	$ 130,421

Computer & Office Equipment - 3.49%
3,000	HP, Inc.	87,180
400	International Business Machine Corp.	51,436
		138,616
Computer Communications Equipment - 4.26%
3,400	Cisco Systems, Inc.	168,878

Computer Storage Devices - 2.21%
1,320	NetApp, Inc.	87,582

Electronic Components & Accessories - 1.49%
2,300	Vishay Intertechnology, Inc.	59,294

Electronic Computers - 5.14%
1,150	Apple, Inc.	203,838

Optical Instruments & Lenses - 2.90%
260	KLA Corp.	115,178

Printed Circuit Boards - 2.36%
6,849	TTM Technologies, Inc. *	93,831

Retail-Catalog & Mail-Order Houses - 0.97%
320	Amazon.com, Inc. *	38,586

Semiconductors & Related Devices - 3.00%
5,610	Photronics, Inc. *	119,100

Services-Business Services - 4.38%
395	Accenture PLC Class A (Ireland)	120,838
1,250	eBay, Inc.	53,175
		174,013
Services-Computer Integrated Systems Design - 0.11%
100	Open Text Corp. (Canada)	4,162

Services-Computer Processing & Data Preparation - 2.33%
3,700	DXC Technology Co. *	92,611

Services-Computer Programming, Data Processing, Etc. - 13.56%
2,710	Alphabet, Inc. Class A *	332,978
400	Baidu, Inc. ADR *	49,140
590	Meta Platforms, Inc. Class A	156,185
		538,303

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

Shares		Fair Value

Services-Computer Programming Services - 5.02%
1,760	Cognizant Technology Solutions Corp. Class A	$ 109,982
400	VeriSign, Inc. *	89,328
		199,310
Services-Management Consulting Services - 8.24%
880	Booz Allen Hamilton Holding Corp. Class A	88,510
1,350	CGI, Inc. Class A (Canada) *	139,577
5,100	The Hackett Group, Inc.	98,889
		326,976
Services-Prepackaged Software - 17.86%
170	Adobe, Inc. *	71,024
1,230	Check Point Software Technologies Ltd. (Israel) *	153,516
5,100	DropBox, Inc. Class A *	117,402
290	Microsoft Corp.	95,233
2,300	Progress Software Corp.	138,000
980	VMWare, Inc. Class A *	133,564
		708,739
Ship & Boat Building & Repairing - 2.18%
430	Huntington Ingalls Industries, Inc.	86,593

Telephone Communications (No Radiotelephone) - 0.90%
1,000	Verizon Communications, Inc.	35,630

Wholesale-Electronic Parts & Equipment - 4.50%
710	Arrow Electronics, Inc. *	89,914
3,891	Ituran Location & Control Ltd. (Israel)	88,871
		178,785

TOTAL COMMON STOCKS (Cost - $3,170,189) - 88.19%		3,500,446

MONEY MARKET FUND - 11.87%
471,105	First American Government Obligations Fund Class X, 4.97% **	471,105
TOTAL MONEY MARKET FUND (Cost - $471,105) - 11.87%		471,105

	Total Investments (Cost - $3,641,294) - 100.06%	3,971,551

	Liabilities Less Other Assets - (0.06)%	(2,206)

	Net Assets - 100.00%	$3,969,345

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2023.

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

TOWPATH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2023 (UNAUDITED)

	Towpath	Towpath
	Focus	Technology
Assets:	Fund	Fund
Investments in Securities at Value (Cost $23,502,722, and $3,641,294)	$ 26,330,953	$ 3,971,551
Cash	1,000	-
Receivables:
Dividends	70,829	4,178
Due from Advisor, Net	-	1,344
Prepaid Expenses	7,286	3,937
Total Assets	26,410,068	3,981,010
Liabilities:
Payables:
Investments Purchased	64,763	-
Advisory Fees, Net	13,342	-
Administrator Fees	225	225
Chief Compliance Officer Fees	226	226
Transfer Agent & Fund Accounting Fees	2,395	1,374
Trustee Fees	180	180
Other Accrued Expenses	33,326	9,660
Total Liabilities	114,457	11,665
Net Assets	$ 26,295,611	$ 3,969,345

Net Assets Consist of:
Paid In Capital	$ 23,041,891	$ 3,671,345
Distributable Earnings	3,253,720	298,000
Net Assets	$ 26,295,611	$ 3,969,345

Institutional Class
Net Assets	$ 26,295,611	$ 3,969,345
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,098,135	349,622
Net asset value and offering price per share	$ 12.53	$ 11.35

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

TOWPATH FUNDS

STATEMENTS OF OPERATIONS

For the six months ended MAY 31, 2023 (UNAUDITED)

	Towpath	Towpath
	Focus	Technology
	Fund	Fund
Investment Income:
Dividends (a)	$ 382,539	$ 23,845
Total Investment Income	382,539	23,845

Expenses:
Advisory Fees (see Note 3)	98,694	12,431
Transfer Agent & Fund Accounting Fees (see Note 3)	15,810	8,218
Audit Fees	7,868	7,239
Legal Fees	5,142	4,812
Registration Fees	4,798	2,832
Custody Fees	1,180	3,640
Administrative Fees (see Note 3)	1,475	1,475
Chief Compliance Officer Fees (see Note 3)	1,475	1,475
Trustee Fees	980	980
Printing & Mailing Fees	602	545
Other Fees	17,067	1,107
Total Expenses	155,091	44,754
Fees Waived and/or Expenses Reimbursed by the Adviser	-	(25,220)
Net Expenses	155,091	19,534

Net Investment Income	227,448	4,311

Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	250,160	(34,957)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(2,117,756)	305,567
Net Realized and Unrealized Gain/(Loss) on Investments	(1,867,596)	270,610

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,640,148)	$ 274,921

 (a) Net of foreign withholding taxes of $14,477 and $447.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

TOWPATH FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 5/31/2023	Year Ended 11/30/2022

Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 227,448	$ 264,851
Net Realized Gain on Investments	250,160	272,383
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(2,117,756)	1,073,924
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,640,148)	1,611,158

Distributions to Shareholders	(562,030)	(1,247,419)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,810,057	5,604,933
Proceeds from Reinvestment of Distributions:
Institutional Class	436,694	884,716
Cost of Shares Redeemed:
Institutional Class	(2,541,199)	(926,209)
Net Increase in Net Assets from Capital Share Transactions	705,552	5,563,440

Net Increase/(Decrease) in Net Assets	1,496,626)	5,927,179

Net Assets:
Beginning of Period/Year	27,792,237	21,865,058

End of Period/Year	$26,295,611	$27,792,237

Share Activity:
Institutional Class
Shares Sold	214,602	429,432
Shares Reinvested	34,224	66,570
Shares Redeemed	(199,032)	(74,653)
Net Increase in Shares of Beneficial Interest Outstanding	49,794	421,349

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

TOWPATH TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 5/31/2023	Year Ended 11/30/2022

Increase/(Decrease) in Net Assets From Operations:
Net Investment Income/(Loss)	$ 4,311	$ (3,558)
Net Realized Gain/(Loss) on Investments	(34,957)	26,177
Net Change in Unrealized Appreciation/(Depreciation) on Investments	305,567	(248,911)
Net Increase/(Decrease) in Net Assets Resulting from Operations	274,921	(226,292)

Distributions to Shareholders	(18,800)	(21,781)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	197,065	672,310
Proceeds from Reinvestment of Distributions:
Institutional Class	15,393	17,056
Cost of Shares Redeemed:
Institutional Class	(31,725)	(65,484)
Net Increase in Net Assets from Capital Share Transactions	180,733	623,882

Net Increase in Net Assets	436,854	375,809

Net Assets:
Beginning of Period/Year	3,532,491	3,156,682

End of Period/Year	$ 3,969,345	$3,532,491

Share Activity:
Institutional Class
Shares Sold	18,560	60,383
Shares Reinvested	1,564	1,447
Shares Redeemed	(2,986)	(6,181)
Net Increase in Shares of Beneficial Interest Outstanding	17,138	55,649

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(Unaudited) Six Months Ended	Years Ended		Period Ended *
	5/31/2023	11/30/2022	11/30/2021	11/30/2020
Net Asset Value, at Beginning of Period/Year	$ 13.44	$ 13.44	$ 11.12	$ 10.00
Income/(Loss) From Investment Operations:				
Net Investment Income **	0.10	0.14	0.09	0.11
Net Gain/(Loss) on Investments (Realized and Unrealized)	(0.75)	0.75	2.56	1.01
Total from Investment Operations	(0.65)	0.89	2.65	1.12
Distributions:				
Net Investment Income	(0.13)	(0.08)	(0.09)	-
Net Realized Gains	(0.13)	(0.68)	(0.24)	-
Total from Distributions	(0.26)	(0.76)	(0.33)	-
Net Asset Value, at End of Period/Year	$ 12.53	$ 13.57	$ 13.44	$ 11.12
Total Return ***	(5.76)% (a)	6.76%	24.51%	11.20% (a)
Ratios/Supplemental Data:				
Net Assets at End of Period/Year (Thousands)	$ 26,296	$ 27,792	$ 21,865	$ 13,419
Before Waiver				
Ratio of Expenses to Average Net Assets	1.10% (b)	1.10%	1.22%	1.73% (b)
Ratio of Net Investment Income to Average Net Assets	1.61% (b)	1.08%	0.57%	0.57% (b)
After Waiver				
Ratio of Expenses to Average Net Assets	1.10% (b)(c)	1.10% (c)	1.10% (c)	1.10% (b)(c)
Ratio of Net Investment Income to Average Net Assets	1.61% (b)(c)	1.08% (c)	0.69% (c)	1.21% (b)(c)
Portfolio Turnover	7.98% (a)	10.86%	25.29%	32.09% (a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

TOWPATH TECHNOLOGY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2023 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently four separate series offered by the Trust. The investment adviser to the Focus Fund and the Technology Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements. The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Semi-Annual Report |  14

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

Fair Value Measurements

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Funds were required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board of the Trust has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of each Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of each Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of

Semi-Annual Report |  15

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued at net asset value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about each Fund’s investments measured at fair value as of May 31, 2023, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2023 (Total)
Assets
Common Stocks	$ 23,444,148	$ -	$ -	$ 23,444,148
Money Market Fund	2,886,805	-	-	2,886,805
Total	$ 26,330,953	$ -	$ -	$ 26,330,953

Semi-Annual Report |  16

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2023 (Total)
Assets
Common Stocks	$ 3,500,446	$ -	$ -	$ 3,500,446
Money Market Fund	471,105	-	-	471,105
Total	$ 3,971,551	$ -	$ -	$ 3,971,551

The Funds did not hold any Level 2 or Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax return. The Funds identify their major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Semi-Annual Report |  17

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 31, 2023, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ Net Asset Value (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Funds to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

Semi-Annual Report |  18

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets. Advisory Fees paid by the Fund are disclosed in the Statement of Operations.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2024, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. During the six months ended May 31, 2023, for the Focus Fund, the Adviser recouped $14,364 in advisory fees and expenses. During the six months ended May 31, 2023 for the Technology Fund, the Adviser waived $25,220 in advisory fees and expenses.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2025, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2023	$57,574
November 30, 2024	$23,736
November 30, 2025	$838

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Technology Fund through November 30, 2025, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$53,123
November 30, 2025	$45,800

Semi-Annual Report |  19

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder or an annual minimum for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund. Transfer Agent and Fund Accounting Fees are disclosed in the Statement of Operations.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds. Administrative and Chief Compliance Officer Fees paid by the Funds are disclosed in the Statement of Operations.

UNDERWRITER: As of March 23, 2021, Ultimus Fund Distributors, LLC (the "Underwriter") (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares. The Underwriter is compensated by the Adviser, not the Funds, for acting as principal underwriter. For the six months ended May 31, 2023, Ultimus was paid $15,792 for its services provided to the Focus Fund and the Technology Fund.

NOTE 4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2023 for the Focus Fund and the Technology Fund, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 2,573,236	$ 265,152
Sales	$ 1,962,244	$ 325,694

NOTE 5.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2022 is $22,761,776 and $3,518,295 for the Focus Fund and Technology Fund, respectively. As of November 30, 2022, the gross unrealized appreciation on a tax basis totaled $5,698,479 and the gross unrealized depreciation totaled $786,614 for a net unrealized appreciation of $4,911,865 for the Focus Fund. As of November 30, 2022, the gross unrealized appreciation on a tax basis totaled $382,221 and the gross unrealized depreciation totaled $357,531 for a net unrealized appreciation of $24,690 for the Technology Fund.

Semi-Annual Report |  20

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

Due to permanent book to tax differences, a reclassification of $743 from distributable earnings to paid in capital and $974 from paid in capital to distributable earnings were made for the Focus Fund and Technology Fund, respectively. The reclassifications have no impact on the net asset value of the Fund and are as a result of net operating losses and prior year post-financial statement adjustments.

As of November 30, 2022, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

Under current tax law, late-year ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of November 30, 2022, the Towpath Technology Fund deferred late year ordinary losses of $2,584.

As of November 30, 2022 the components of distributable earnings on a tax basis for the Focus Fund were as follows:

Undistributed ordinary income	$303,055
Undistributed capital gain	240,978
Net unrealized appreciation	4,911,865
Total	$5,455,898

As of November 30, 2022 the components of distributable earnings on a tax basis for the Technology Fund were as follows:

Late year ordinary loss	$(2,584)
Undistributed capital gain	19,773
Net unrealized appreciation	24,690
Total	$41,879

For the year ended November 30, 2021, there were ordinary income distributions of $403,015 for the Focus Fund. There were no distributions made for the period December 31, 2020 (commencement of investment operations) through November 30, 2021 for the Technology Fund.

For the year ended November 30, 2022, there were ordinary income distributions of $734,960 and long-term capital gain distributions of $512,459 for the Focus Fund. For the year ended November 30, 2022, there were no ordinary income distributions and long-term capital gain distributions of $6,404 for the Technology Fund.

For the six months ended May 31, 2023, there were ordinary income distributions of $318,324 and long-term capital gain distributions of $243,706 for the Focus Fund. For the six months ended May 31, 2023, there were no ordinary income distributions and long-term capital gain distributions of $18,800 for the Technology Fund.

Semi-Annual Report |  21

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, Mark & Tina Oelschlager held approximately 36% and 21% of the voting securities of the Focus Fund and Technology Fund, respectively, and may be deemed to control the Funds.

NOTE 7.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, climate change or climate change related events, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 9.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Semi-Annual Report |  22

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2023 (UNAUDITED)

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such other events requiring accounting or disclosure.

Semi-Annual Report |  23

TOWPATH FUNDS

EXPENSE ILLUSTRATION

MAY 31, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Fund(s), you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, December 1, 2022 through May 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Towpath Focus Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2022	May 31, 2023	December 1, 2022 to May 31, 2023

Actual	$1,000.00	$942.43	$5.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.45	$5.54

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Towpath Technology Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2022	May 31, 2023	December 1, 2022 to May 31, 2023

Actual	$1,000.00	$1,074.87	$5.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.45	$5.54

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report |  24

TOWPATH FUNDS

ADDITIONAL INFORMATION

MAY 31, 2023 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 877-593-8637 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 877-593-8637.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal six months ended May 31, 2023, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report |  25

This Page Was Left Blank Intentionally

Semi-Annual Report |  26

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

U.S. Bank N.A.

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Ultimus Fund Distributors, LLC

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 1, 2023

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 1, 2023